Dear Shareholders,

In the six months ended April 30, 2000, equity investors have faced an extremely challenging investment environment. The Federal Reserve raised the Fed Funds rate to force a slowdown of what it considers an over-accelerated rate of economic growth. Rapid growth has led some investors to become concerned that inflation may also escalate, though few signs of higher prices have thus far appeared outside the energy sector. These conditions have made it unusually difficult to anticipate whether, or how fast, the economy will grow or whether the 'landing' will be soft or hard. Our view is that 1994 offers a useful historical comparison for investors seeking to understand present market conditions. Then, as now, the Federal Reserve raised the Fed Funds rate and investors' unease and concern rose with each Fed move. Although some had forecasted a recession for 1995, the economy rebounded and the equity market had a great year.

Although volatility is extremely high and earnings surprises are common, we expect the market to reward companies with management teams that can meet or exceed earnings expectations even more handsomely. We also expect little patience to be shown to a company with a management team that disappoints the investment community. We believe that consistent with the investment policy of our two Funds, stock selection strongly influenced by management quality and expected earnings growth will continue to enable our Funds to achieve very positive investment results.

The returns since the Funds' inception are shown below:

DLJDIRECT CHOICE TECHNOLOGY FUND

For the first four months of 2000, the DLJdirect Choice Technology Fund returned 11.79%. For the quarter ended April 30, 2000, the Fund returned 10.99%. Since the Fund's inception on November 18, 1999 through April 30, 2000, it has returned 38.40%, while the H&Q blended technology index returned 19.53% and the NASDAQ index returned 15.34%. The Fund's holdings in the semiconductor, software, and electronic equipment manufacturing industries performed particularly well. Outstanding performers included Analog Devices, Network Appliances, Ciena, Scientific Atlanta, and Cognos. Other above-average performers included Oracle, Amdocs, Applied Materials, Exodus Communications, Flextronics International, Veritas Software, Texas Instruments, KLA-Tencor Corp., Xilinx, Cisco Systems, and EMC.

DLJDIRECT STRATEGIC GROWTH FUND

For the first four months of 2000, the DLJdirect Strategic Growth Fund returned 3.30%. For the quarter ended April 30, 2000, the Fund returned 7.02%. Since the Fund's inception on November 18, 1999 through April 30, 2000, it has returned 12.80% while the S&P500/BARRA Growth index returned 5.32%. The Fund's holdings in the electronic equipment manufacturing, software, and semiconductor industries performed particularly well. Outstanding performers included Scientific Atlanta, Oracle, Flextronics International, Texas Instruments, and Intel. Other above-average performers included Exodus Communications, Cisco Systems, EMC, Sun Microsystems, Nortel Networks, Time Warner, and Medtronic.

We would like to thank you for your investment in the DLJdirect Funds. We hope to continue to service your investment needs and to achieve strong positive long-term investment results.

Sincerely,
/s/ G. Moffett Cochran
----------------------
G. Moffett Cochran
President                                                             June, 2000

FUND HIGHLIGHTS (unaudited)

         DLJDIRECT CHOICE TECHNOLOGY FUND
            PORTFOLIO ALLOCATION April 30, 2000


                       [GRAPHIC]

Internet Professional Services.............................. 0.7%
Internet Services........................................... 0.7%
Cash Equivalents and Other Assest/Liabilities............... 1.4%
Business & Information Technology Services.................. 1.7%
Personal Computer Manufacturers............................. 3.2%
Internet Business-to-Business & Consumer.................... 4.1%
Semiconductor Manufacturers - Fabless....................... 4.4%
Storage Networks & Systems.................................. 4.8%
Computer Networking......................................... 4.9%
Communiucations Services.................................... 5.2%
Semiconductor Capital Equipment............................. 6.2%
Computer Systems Manufacturers.............................. 6.3%
Internet Business-to-Consumer............................... 6.3%
Electronic Manufacturing Services........................... 7.2%
Semiconductor Manufacturers - Large......................... 8.0%
Telecommunications Equipment................................ 8.0%
Internet Business-to-Business............................... 8.9%
Software Products...........................................18.0%



            TEN LARGEST HOLDINGS April 30, 2000


                                                                                          PERCENT OF
                                                                                             NET
                                                                               VALUE        ASSETS
                                                                             ----------   ----------
                Oracle Corp................................................  $1,079,156       3.7%
                Cisco Systems, Inc.........................................   1,026,056       3.5
                Applied Materials, Inc.....................................   1,013,034       3.5
                Cognos, Inc................................................     984,375       3.4
                Network Appliance, Inc.....................................     935,309       3.2
                Sun Microsystems, Inc......................................     894,092       3.1
                Veritas Software Corp......................................     858,125       2.9
                Texas Instruments, Inc.....................................     851,022       2.9
                Exodus Communications, Inc.................................     795,938       2.7
                Kla-Tencor Corp............................................     793,675       2.7
                                                                             ----------      ----
                                                                             $9,230,782      31.6%
                                                                             ==========      =====

            INVESTMENT RESULTS For the Period Ended April 30, 2000

                                                                        TOTAL RETURN
                                                      ------------------------------------------------
                                                          DLJDIRECT                 HEMBRECHT & QUIST
                                                      CHOICE TECHNOLOGY            TECHNOLOGY/INTERNET
                                                            FUND          NASDAQ      BLENDED INDEX
                                                      -----------------   ------   -------------------
                From Inception 11/18/99.............        38.40%        15.34%          19.53%

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Investments in the Fund are not subject to any sales charge. The Fund commenced operations on November 18, 1999. Total returns calculated for a period of less than one year are not annualized.

   The indices are unmanaged portfolios that measure market performance and do not take into account charges, fees and other expenses. NASDAQ is a value-weighted index calculated on price change only and does not include reinvested dividends or capital gains distributions. The Hembrecht & Quist Technology/Internet Blended Index is comprised of 60% Hembrecht & Quist Technology Index and 40% Hembrecht & Quist Internet Index.

FUND HIGHLIGHTS (unaudited)

         DLJDIRECT STRATEGIC GROWTH FUND
            PORTFOLIO ALLOCATION April 30, 2000


                       [GRAPHIC]

Banking....................................................... 1.0%
Aerospace & Defense........................................... 1.2%
Financial Services............................................ 1.8%
Information Services.......................................... 1.9%
Home Products................................................. 2.7%
Food & Beverage............................................... 3.3%
Internet...................................................... 3.5%
Broadcasting & Cable TV....................................... 3.8%
Medical Products & Supplies................................... 4.1%
Cash Equivalents & Other Assets/Liabilities................... 4.3%
Telecommunications............................................ 5.9%
Retail-General................................................ 6.1%
Conglomerates................................................. 6.9%
Semiconductors................................................ 9.3%
Drugs......................................................... 9.8%
Electronics...................................................11.0%
Computers.....................................................23.4%




            TEN LARGEST HOLDINGS April 30, 2000

                                                                                          PERCENT OF
                                                                                             NET
                                                                               VALUE        ASSETS
                                                                             ----------   ----------
                General Electric Co........................................  $  381,331       5.3%
                Cisco Systems, Inc.........................................     353,573       4.9
                Intel Corp.................................................     326,542       4.5
                Microsoft Corp.............................................     247,613       3.4
                Oracle Corp................................................     241,811       3.3
                Texas Instruments, Inc.....................................     228,025       3.1
                Wal-Mart Stores, Inc.......................................     204,888       2.8
                Sun Microsystems, Inc......................................     202,263       2.8
                EMC Corp...................................................     201,459       2.8
                Nortel Networks Corp.......................................     201,019       2.8
                                                                             ----------      ----
                                                                             $2,588,524      35.7%
                                                                             ==========      =====

            INVESTMENT RESULTS For the Period Ended April 30, 2000

                                                                                TOTAL RETURN
                                                                       -------------------------------
                                                                          DLJDIRECT       S&P500/BARRA
                                                                       STRATEGIC GROWTH      GROWTH
                                                                             FUND            INDEX
                                                                       ----------------   ------------
                From Inception 11/18/99..............................       12.80%            5.32%

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Investments in the Fund are not subject to any sales charge. The Fund commenced operations on November 18, 1999. Total returns calculated for a period of less than one year are not annualized.

   The S&P500/Barra Growth Index is a widely accepted, unmanaged index that is a subset of the S&P 500 Composite Stock Price Index. It includes companies with higher than average price to book ratios and does not take into account charges, fees and other expenses.

DLJDIRECT CHOICE TECHNOLOGY FUND -- STATEMENT OF INVESTMENTS April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                         SHARES         VALUE
COMMON STOCKS -- 98.6%                 -----------   -----------
BUSINESS & INFORMATION TECHNOLOGY
 SERVICES - 1.7%
 Electronic Data Systems Corp.*......        7,325   $   503,594
                                                     -----------
COMMUNICATIONS SERVICES - 5.2%
 Amdocs Ltd.*........................        4,900       331,669
 Nextel Communications, Inc.*........        3,200       350,200
 Pegasus Communication Corp.*........        2,400       261,900
 Portal Software, Inc.*..............        7,600       348,650
 Qwest Communications International,
   Inc.*.............................        5,175       224,466
                                                     -----------
                                                       1,516,885
                                                     -----------
COMPUTER NETWORKING - 4.9%
 3Com Corp.*.........................       10,325       407,192
 Cisco Systems, Inc.*................       14,800     1,026,056
                                                     -----------
                                                       1,433,248
                                                     -----------
COMPUTER SYSTEMS MANUFACTURERS - 6.3%
 Network Appliance, Inc.*............       12,650       935,309
 Sun Microsystems, Inc.*.............        9,725       894,092
                                                     -----------
                                                       1,829,401
                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 7.2%
 Flextronics International Ltd.*.....        8,525       598,881
 Sanmina Corp.*......................        8,250       495,516
 SCI Systems, Inc.*..................        8,825       469,931
 Solectron Corp.*....................       11,300       528,981
                                                     -----------
                                                       2,093,309
                                                     -----------
INTERNET BUSINESS-TO-BUSINESS &
 CONSUMER - 4.1%
 RealNetworks, Inc.*.................        9,850       469,106
 Yahoo! Inc.*........................        5,675       739,169
                                                     -----------
                                                       1,208,275
                                                     -----------
INTERNET BUSINESS-TO-BUSINESS - 8.9%
 Agile Software Corp.*...............        6,175       228,861
 Concentric Network Corp.*...........        8,025       349,088
 DoubleClick, Inc.*..................        6,725       510,259
 Exodus Communications, Inc.*........        9,000       795,938
 PSINet, Inc.*.......................       11,000       255,063
 Verio, Inc.*........................       12,075       453,567
                                                     -----------
                                                       2,592,776
                                                     -----------
INTERNET BUSINESS-TO-CONSUMER - 6.3%
 Amazon.Com, Inc.*...................        6,500       358,719
 America OnLine, Inc.*...............       10,250       613,078
 eBay, Inc.*.........................        4,425       704,405
 Wink Communications, Inc.*..........        8,675       171,331
                                                     -----------
                                                       1,847,533
                                                     -----------
INTERNET PROFESSIONAL SERVICES - 0.7%
 MarchFirst Inc.*....................        8,825       188,083
                                                     -----------
INTERNET SERVICES - 0.7%
 Media Metrix, Inc.*.................        6,500       208,813
                                                     -----------
PERSONAL COMPUTER MANUFACTURERS -3.2%
 Apple Computer, Inc.*...............        5,700       707,156
 Gateway, Inc.*......................        4,200       232,050
                                                     -----------
                                                         939,206
                                                     -----------



                                         SHARES         VALUE
                                       -----------   -----------
SEMICONDUCTOR MANUFACTURERS - LARGE - 8.0%
 Analog Devices, Inc.*...............       10,025   $   770,045
 Linear Technology Corp..............       12,750       728,344
 Texas Instruments, Inc..............        5,225       851,022
                                                     -----------
                                                       2,349,411
                                                     -----------
SEMICONDUCTOR MANUFACTURERS -
 FABLESS - 4.4%
 Lattice Semiconductor Corp.*........        8,725       587,847
 Xilinx, Inc.*.......................        9,425       690,381
                                                     -----------
                                                       1,278,228
                                                     -----------
SEMICONDUCTOR CAPITAL EQUIPMENT - 6.2%
 Applied Materials, Inc.*............        9,950     1,013,034
 Kla-Tencor Corp.*...................       10,600       793,675
                                                     -----------
                                                       1,806,709
                                                     -----------
SOFTWARE PRODUCTS - 18.0%
 BEA Systems, Inc.*..................        8,150       393,238
 BMC Software, Inc.*.................        7,425       347,583
 Cognos, Inc.*.......................       26,250       984,375
 Microsoft Corp.*....................        7,500       523,125
 Oracle Corp.*.......................       13,500     1,079,156
 Peregrine Systems, Inc.*............       14,875       357,930
 Quest Software, Inc.*...............        6,200       233,663
 Siebel Systems, Inc.*...............        3,975       488,428
 Veritas Software Corp.*.............        8,000       858,125
                                                     -----------
                                                       5,265,623
                                                     -----------
STORAGE NETWORKS & SYSTEMS - 4.8%
 EMC Corp.*..........................        5,350       743,316
 QLogic Corp.*.......................        6,600       662,063
                                                     -----------
                                                       1,405,379
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT - 8.0%
 ANTEC Corp.*........................        8,225       442,093
 CIENA Corp.*........................        5,350       661,393
 Covad Communications Group, Inc.*...        7,426       206,057
 Scientific-Atlanta, Inc.*...........        9,350       608,334
 Tellabs, Inc.*......................        7,600       416,575
                                                     -----------
                                                       2,334,452
                                                     -----------
 TOTAL COMMON STOCKS
   (cost $28,334,069)................                 28,800,925
                                                     -----------

COMMERCIAL PAPER -- 4.4%                 PRINCIPAL
  (amortized cost $1,288,000)               AMOUNT
                                       -----------
 UBS Finance LLC
   6.040%, 05/01/00**................  $ 1,288,000     1,288,000
                                                     -----------
TOTAL INVESTMENTS -- 103.0%
   (cost $29,622,069)................                 30,088,925
                                                     -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- (3.0)%........                   (802,773)
                                                     -----------
NET ASSETS -- 100.0%.................                $29,286,152
                                                     ===========

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJDIRECT STRATEGIC GROWTH FUND -- STATEMENT OF INVESTMENTS April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
COMMON STOCKS -- 95.7%                  -----------   ----------
CAPITAL GOODS -- 8.1%
AEROSPACE & DEFENSE - 1.2%
 Honeywell International, Inc.........        1,582   $   88,592
                                                      ----------
CONGLOMORATES - 6.9%
 General Electric Co..................        2,425      381,331
 Tyco International Ltd...............        2,650      121,734
                                                      ----------
                                                         503,065
                                                      ----------
                                                         591,657
                                                      ----------
CONSUMER CYCLICAL -- 13.4%
BROADCASTING & CABLE TV - 3.8%
 Comcast Corp. Special Cl. A*.........        2,300       92,144
 Time Warner, Inc.....................        2,050      184,372
                                                      ----------
                                                         276,516
                                                      ----------
INTERNET - 3.5%
 America Online, Inc.*................        2,550      152,522
 Exodus Communications, Inc.*.........          650       57,484
 PSINet, Inc.*........................        1,850       42,897
                                                      ----------
                                                         252,903
                                                      ----------
RETAIL - GENERAL - 6.1%
 Costco Wholesale Corp.*..............        1,500       81,094
 Home Depot, Inc......................        2,850      159,778
 Wal - Mart Stores, Inc...............        3,700      204,888
                                                      ----------
                                                         445,760
                                                      ----------
                                                         975,179
                                                      ----------
CONSUMER STAPLES -- 19.9%
DRUGS - 9.8%
 American Home Products Corp..........          950       53,378
 Amgen, Inc.*.........................        2,400      134,400
 Bristol-Myers Squibb Co..............        2,400      125,850
 Merck & Co., Inc.....................        2,800      194,600
 Pharmacia & Upjohn, Inc..............        2,142      106,966
 Schering-Plough Corp.................        2,425       97,758
                                                      ----------
                                                         712,952
                                                      ----------
FOOD & BEVERAGE - 3.3%
 Coca-Cola Company....................        3,400      160,013
 General Mills, Inc...................        2,150       78,206
                                                      ----------
                                                         238,219
                                                      ----------
HOME PRODUCTS - 2.7%
 Colgate-Palmolive Co.................        1,800      102,825
 Procter & Gamble Co..................        1,550       92,419
                                                      ----------
                                                         195,244
                                                      ----------
MEDICAL PRODUCTS & SUPPLIES - 4.1%
 Johnson & Johnson....................        1,925      158,813
 Medtronic, Inc.......................        2,725      141,530
                                                      ----------
                                                         300,343
                                                      ----------
                                                       1,446,758
                                                      ----------
FINANCIAL -- 2.8%
BANKING - 1.0%
 Citigroup, Inc.......................        1,200       71,325
                                                      ----------
FINANCIAL SERVICES - 1.8%
 Lehman Brothers Holdings, Inc........          800       65,650
 Providian Financial Corp.............          700       61,644
                                                      ----------
                                                         127,294
                                                      ----------
                                                         198,619
                                                      ----------



                                          SHARES        VALUE
                                        -----------   ----------
INFORMATION SERVICES -- 1.9%
 Omnicom Group, Inc...................        1,500   $  136,594
                                                      ----------
TECHNOLOGY -- 49.6%
COMPUTERS - 23.4%
 BMC Software, Inc.*..................        1,275       59,686
 Cisco Systems, Inc.*.................        5,100      353,573
 Computer Associates International,
   Inc................................        1,625       90,695
 EMC Corp.*...........................        1,450      201,459
 Microsoft Corp.*.....................        3,550      247,613
 Network Appliance, Inc.*.............          850       62,847
 Oracle Corp.*........................        3,025      241,811
 Siebel Systems, Inc.*................          700       86,013
 Sun Microsystems, Inc.*..............        2,200      202,263
 Veritas Software Corp.*..............        1,375      147,490
                                                      ----------
                                                       1,693,450
                                                      ----------
ELECTRONICS - 11.0%
 Corning, Inc.*.......................          600      118,500
 Flextronics International Ltd.*......          875       61,469
 Nortel Networks Corp.................        1,775      201,019
 SCI Systems, Inc.*...................        1,400       74,550
 Scientific-Atlanta, Inc.*............        2,550      165,909
 Solectron Corp.*.....................        1,900       88,944
 Tellabs, Inc.*.......................        1,600       87,700
                                                      ----------
                                                         798,091
                                                      ----------
SEMICONDUCTORS - 9.3%
 Applied Materials, Inc.*.............        1,150      117,084
 Intel Corp...........................        2,575      326,542
 Texas Instruments, Inc...............        1,400      228,025
                                                      ----------
                                                         671,651
                                                      ----------
TELECOMMUNICATIONS - 5.9%
 AT&T Corp............................        3,000      140,063
 MCI WorldCom, Inc.*..................        2,050       93,146
 Nextel Communications, Inc.*.........          700       76,605
 Qwest Communications International,
   Inc.*..............................        1,250       54,218
 Sprint Corp. (FON Group).............        1,050       64,575
                                                      ----------
                                                         428,607
                                                      ----------
                                                       3,591,799
                                                      ----------
TOTAL COMMON STOCKS
  (cost $6,554,608)...................                 6,940,606
                                                      ----------

                                         PRINCIPAL
                                          AMOUNT
COMMERCIAL PAPER -- 4.3%                -----------
  (amortized cost $314,000)
UBS Finance LLC
  6.040%, 05/01/00**..................     $314,000      314,000
                                                      ----------

TOTAL INVESTMENTS -- 100.0%
  (cost $6,868,608)................................    7,254,606
                                                      ----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.0%.......................      (50,820)
                                                      ----------

NET ASSETS -- 100.0%...............................   $7,203,786
                                                      ==========

 * Non-income producing

** Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See notes to financial statements.

DLJDIRECT MUTUAL FUNDS -- STATEMENT OF ASSETS AND LIABILITIES April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              TECHNOLOGY FUND   GROWTH FUND
                                                              ---------------   -----------
ASSETS:
 Investment in securities, at value (cost $29,622,069 and
   $6,868,608, respectively)................................    $30,088,925     $7,254,606
 Cash.......................................................          1,035            887
 Receivable for capital stock sold..........................        111,930          3,815
 Dividends and interest receivable..........................            590          3,189
 Reimbursement due from advisor.............................         28,669         28,968
                                                                -----------     ----------
   Total assets.............................................     30,231,149      7,291,465
                                                                -----------     ----------
LIABILITIES:
 Payable for investment securities purchased................        832,496             --
 Payable for capital stock redeemed.........................         49,889         51,791
 Accrued expenses and other liabilities.....................         62,612         35,888
                                                                -----------     ----------
   Total liabilities........................................        944,997         87,679
                                                                -----------     ----------
NET ASSETS..................................................    $29,286,152     $7,203,786
                                                                ===========     ==========
NET ASSETS CONSIST OF:
 Capital paid-in............................................    $28,878,865     $6,852,913
 Accumulated net investment loss............................        (68,256)        (7,563)
 Accumulated net realized gain (loss) on investments........          8,687        (27,562)
 Net unrealized appreciation of investments.................        466,856        385,998
                                                                -----------     ----------
                                                                $29,286,152     $7,203,786
                                                                ===========     ==========
 Shares outstanding.........................................      2,116,678        638,775
                                                                ===========     ==========
 Net asset value and redemption value per share.............         $13.84         $11.28
                                                                     ======         ======

See notes to financial statements.

DLJDIRECT MUTUAL FUNDS -- STATEMENT OF OPERATIONS for the period ended April 30, 2000*'D'
--------------------------------------------------------------------------------

                                                              TECHNOLOGY FUND   GROWTH FUND
                                                              ---------------   -----------
INVESTMENT INCOME:
 Dividend income............................................     $ 29,265        $ 10,159
 Interest income............................................          753           7,044
                                                                 --------        --------
   Total investment income..................................       30,018          17,203
                                                                 --------        --------
EXPENSES:
 Investment advisory fees (Note B)..........................       61,863          15,609
 Distribution fees (Note B).................................       17,675           5,203
 Shareholder servicing fees (Note B)........................       15,670           4,430
 Transfer agent fees........................................        2,800           3,000
 Custodian fees.............................................       19,000          13,000
 Registration fees..........................................        8,000           6,800
 Printing fees..............................................        6,500           4,000
 Legal fees.................................................        6,500           3,000
 Auditing fees..............................................        6,500           4,000
 Trustees' fees.............................................        5,000           1,000
 Miscellaneous..............................................        3,044           1,594
                                                                 --------        --------
   Total expenses...........................................      152,552          61,636
   Less expenses reimbursed by advisor (Note B).............      (54,278)        (36,870)
                                                                 --------        --------
   Net expenses.............................................       98,274          24,766
                                                                 --------        --------
NET INVESTMENT LOSS.........................................      (68,256)         (7,563)
                                                                 --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments....................        8,687         (27,562)
 Net change in unrealized appreciation on investments.......      466,856         385,998
                                                                 --------        --------
 Net realized and unrealized gain (loss) on investments.....      475,543         358,436
                                                                 --------        --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................     $407,287        $350,873
                                                                 ========        ========

STATEMENT OF CHANGES IN NET ASSETS'D'
--------------------------------------------------------------------------------

                                                              TECHNOLOGY FUND   GROWTH FUND
                                                              ---------------   ------------
                                                               PERIOD ENDED     PERIOD ENDED
                                                                 04/30/00*       04/30/00*
                                                                 ---------       ---------
OPERATIONS:
 Net investment loss........................................    $   (68,256)     $   (7,563)
 Net realized gain (loss) on investments....................          8,687         (27,562)
 Net change in unrealized appreciation on investments.......        466,856         385,998
                                                                -----------      ----------
 Net increase in net assets from operations.................        407,287         350,873
                                                                -----------      ----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note D..................     28,828,865       6,802,913
                                                                -----------      ----------
   Total increase in net assets.............................     29,236,152       7,153,786
NET ASSETS:
 Beginning of period........................................         50,000          50,000
                                                                -----------      ----------
 End of period..............................................    $29,286,152      $7,203,786
                                                                ===========      ==========

* Commencement of operations was November 18, 1999.

'D' Unaudited

See notes to financial statements.

DLJDIRECT MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS April 30, 2000
(unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJdirect Mutual Funds ('DLJdirect' or 'Funds') consists of two portfolios (the 'Portfolios'), the DLJdirect Choice Technology Fund (the 'Technology Fund') and the DLJdirect Strategic Growth Fund (the 'Growth Fund'). DLJdirect, organized as a Delaware business trust on August 3, 1999, constitutes a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended ('Act'). Prior to the commencement of operations on November 18, 1999, the Funds had no operations other than the sale and issuance to each of DLJ Asset Management Group (the 'Advisor') and DLJdirect Inc. of 2,500 shares of beneficial interest of each of the Technology Fund and the Growth Fund.

The investment objective of the Technology Fund is growth of capital which the Fund seeks to achieve by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Growth Fund seeks to achieve long-term growth of capital by investing in equity securities of a limited number of large, carefully selected companies that the Advisor believes will achieve superior growth.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to both Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by DLJdirect.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

DLJDIRECT MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS April 30, 2000
(continued)
--------------------------------------------------------------------------------

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: The Advisor is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies.

Under its Advisory Agreement with DLJdirect, the Advisor will provide investment advisory services and order placement facilities and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish DLJdirect, without charge, management supervision and assistance and office facilities. DLJdirect will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: Technology Fund, .875 of 1% of the first $500,000,000, .750 of 1% the next $500,000,000 and .625 of 1% of the balance; and Growth Fund, .750 of 1% of the first $500,000,000 and .625 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisor has undertaken, in writing, to limit total expenses of the Technology Fund and the Growth Fund to 1.39% and 1.19%, respectively, of the average daily net assets of each Fund. This arrangement will remain in place at least until October 31, 2002 as long as the Advisor continues to act as advisor to the Funds and may be extended thereafter at the discretion of the Advisor and may only be terminated by the Board of Trustees. As a result of the limitation of expenses, the Advisor reimbursed the Technology Fund and Growth Fund $54,278 and $36,870, respectively, during the period ended April 30, 2000.

Pursuant to Rule 12b-1 under the Act, DLJ Winthrop has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, DLJdirect's Distributor. Under the agreement, each portfolio will pay a distribution services fee to the Distributor at an annual rate of .25 of 1% of the aggregate average daily net assets attributable to shares of each Fund. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including DLJdirect) to finance the distribution of DLJdirect's shares.

The Funds' Shareholder Servicing Plan permits each Fund to pay banks, broker-dealers or other financial institutions for shareholder support services they provide, at a rate of up to .25 of 1% of the average daily net assets of each Fund. The services may include, among other services, providing general shareholder liaison services, providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Effective May 16, 2000, each Trustee who is not an affiliated person will be paid a fee of $500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Prior to May 16, 2000, each Trustee who is not an affiliated person received an attendance fee of $1,000 per meeting and $500 per audit committee meeting. Trustees' fees are allocated to the portfolios on a pro rata basis.

DLJDIRECT MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS April 30, 2000
(continued)
--------------------------------------------------------------------------------

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at April 30, 2000 was substantially the same as the cost of securities for financial statement purposes. At April 30, 2000, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                        TECHNOLOGY FUND   GROWTH FUND
                                                        ---------------   -----------
Gross appreciation (investments having an excess
  of value over cost).................................    $ 3,359,531     $  817,844
Gross depreciation (investments having an excess
  of cost over value).................................     (2,892,675)      (431,846)
                                                          -----------     ----------
Net unrealized appreciation of investments............    $   466,856     $  385,998
                                                          ===========     ==========

For the period ended April 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                        TECHNOLOGY FUND   GROWTH FUND
                                                        ---------------   -----------
Purchases.............................................    $30,008,333     $7,159,050
Sales.................................................      1,682,951        576,880

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) authorized. Transactions in shares of beneficial interest were as follows:

                                           TECHNOLOGY FUND            GROWTH FUND
                                       -----------------------   ---------------------
                                            PERIOD ENDED             PERIOD ENDED
                                           APRIL 30, 2000*          APRIL 30, 2000*
                                       -----------------------   ---------------------
                                        SHARES       AMOUNT      SHARES      AMOUNT
                                        ------       ------      ------      ------
Shares sold..........................  2,468,740   $33,788,474   728,916   $ 7,858,993
Shares redeemed......................   (357,062)   (4,959,609)  (95,141)   (1,056,080)
                                       ---------   -----------   -------   -----------
Net increase.........................  2,111,678   $28,828,865   633,775   $ 6,802,913
                                       =========   ===========   =======   ===========

* The Funds commenced operations on November 18, 1999.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented. This information has been derived from information provided in the financial statements.

                                                               TECHNOLOGY FUND       GROWTH FUND
                                                              -----------------   -----------------
                                                                PERIOD ENDED        PERIOD ENDED
                                                              APRIL 30, 2000(1)   APRIL 30, 2000(1)
                                                                 (UNAUDITED)         (UNAUDITED)
                                                                 -----------         -----------
Net asset value, beginning of period........................       $ 10.00             $10.00
Net investment loss.........................................         (0.06)*            (0.02)*
Net realized and unrealized gain on investments.............          3.90               1.30
                                                                   -------             ------
Net increase in net asset value from operations.............          3.84               1.28
                                                                   -------             ------
Net asset value, end of period..............................       $ 13.84             $11.28
                                                                   =======             ======
Total return'DD'............................................         38.40%             12.80%
Ratio of expenses to average net assets.....................          1.39%'D'           1.19%'D'
Ratio of net investment loss to average net assets..........         (0.95)'D'          (0.36)'D'
Portfolio turnover rate.....................................          12.0%              14.0%
Net assets, end of period (000 omitted).....................       $29,286             $7,204

 'D' Annualized.

 'DD' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and redemption on the last day of the period. Total returns calculated for a period of less than one year is not annualized.

 * Based on average shares outstanding.

(1) The Funds commenced operations on November 18, 1999.

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Technology Fund, .76% (annualized) for the period ended 04/30/00; and Growth Fund, 1.76% (annualized) for the period ended 04/30/00.

TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Martin Jaffe
Wilmot H. Kidd, III

OFFICERS
G. Moffett Cochran, Chairman and President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President
Hugh M. Neuburger, Vice President

INVESTMENT ADVISOR
DLJ Asset Management Group, Inc.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

[Logo]

     DLJDIRECT INC.
     501 Plaza II, Jersey City, NJ 07311
     1.800.825.5723

                             Semi Report 6/00 19000

DLJDIRECT
        MUTUAL FUNDS
        DLJDIRECT STRATEGIC GROWTH FUND
        DLJDIRECT CHOICE TECHNOLOGY FUND

        SEMI-ANNUAL REPORT
        APRIL 30, 2000

[Logo]

     DLJDIRECT INC.
     Member NASD and SIPC
     A Donaldson, Lufkin & Jenrette Company



                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as.................................. 'D'
The double dagger symbol shall be expressed as........................... 'DD'